FORM
13F
      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
                        SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549


        Report for the Calendar Year or Quarter Ended September 30, 2004

Name of Institutional Investment Manager:
  OAK ASSOCIATES, LTD.                    #28-2338
Business Address:
3875 EMBASSY PARKWAY, #250    AKRON, OHIO  44333
Name, Phone No., and Title of Person      Duly Authorized to Submit This Report.
  JAMES D. OELSCHLAGER,                   MANAGING MEMBER        (330) 668-1234

ATTENTION -- Intentional  misstatements or omissions of facts constitute Federal
             Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unattended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City


            of      AKRON                              and State of OHIO
on the 11th day of                    November                   2004
                                                            JAMES D. OELSCHLAGER



                   (Manual Signature of Person Duly Authorized
                             to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


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
                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY

        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
@ROAD, INC.                    COM              04648K105     2275   539100 SH       SOLE                   539100
AFFYMETRIX INC COM             COM              00826T108    35290  1149120 SH       SOLE                  1149120
AMAZON COM INC                 COM              023135106     9164   224266 SH       SOLE                   224266
AMERICAN INT'L. GRP            COM              026874107   330292  4857965 SH       SOLE                  4857965
AMERISOURCEBERGEN CORP COM     COM              03073E105     1305    24300 SH       SOLE                    24300
AMGEN INC                      COM              031162100    96743  1702925 SH       SOLE                  1702925
ANHEUSER-BUSCH CO INC          COM              035229103      320     6400 SH       SOLE                     6400
APOLLO GROUP INC CL A          COM              037604105    23679   322738 SH       SOLE                   322738
APPLIED BIOSYSTEMS             COM              038020103     1332    70610 SH       SOLE                    70610
APPLIED MATERIALS              COM              038222105   348669 21144330 SH       SOLE                 21144330
AVID TECHNOLOGY INC.           COM              05367P100    37840   807345 SH       SOLE                   807345
BROADCOM CORP CL A             COM              111320107     1310    48000 SH       SOLE                    48000
BRUKER BIOSCIENCES CP COM      COM              116794108      281    81100 SH       SOLE                    81100
CALIPER LIFE SCIENCES COM      COM              130872104      569    81000 SH       SOLE                    81000

                                     Page 1

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
CARDINAL HEALTH INC.           COM              14149Y108    87818  2006378 SH       SOLE                  2006378
CERNER CORP.                   COM              156782104     7441   172000 SH       SOLE                   172000
CHARLES SCHWAB CORP.           COM              808513105   262196 28530686 SH       SOLE                 28530686
CISCO SYSTEMS                  COM              17275R102   679358 37533633 SH       SOLE                 37533633
CITIGROUP INC.                 COM              172967101   281753  6386058 SH       SOLE                  6386058
COGNEX CORP                    COM              192422103     9724   371153 SH       SOLE                   371153
COGNIZANT TECH SOLUTIONS       COM              192446102   177927  5831803 SH       SOLE                  5831803
CREE INC COM                   COM              225447101     5700   186900 SH       SOLE                   186900
DELL INC COM                   COM              24702R101   204836  5753832 SH       SOLE                  5753832
DSP GROUP, INC.                COM              23332B106     3547   168500 SH       SOLE                   168500
EBAY INC                       COM              278642103   491556  5346488 SH       SOLE                  5346488
ECOLLEGE COM COM               COM              27887E100     1690   175100 SH       SOLE                   175100
ELECTRONIC ARTS INC            COM              285512109    12059   262233 SH       SOLE                   262233
ELI LILLY & CO.                COM              532457108    40929   681590 SH       SOLE                   681590
EMC CORP.                      COM              268648102   297825 25808058 SH       SOLE                 25808058
EPIX PHARMACEUTICALS, INC.     COM              26881Q101      964    49913 SH       SOLE                    49913
ERESEARCH TECHNOLOGY INC       COM              29481V108     2917   218800 SH       SOLE                   218800
EXPRESS SCRIPTS INC.           COM              302182100    18912   289435 SH       SOLE                   289435

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
FIRST DATA CORP                COM              319963104    33338   766399 SH       SOLE                   766399
FLEXTRONICS INTL LTD ORD       COM              Y2573F102    13311  1004605 SH       SOLE                  1004605
FOUNDRY NETWORKS               COM              35063R100       95    10000 SH       SOLE                    10000
GENENTECH INC NEW              COM              368710406      655    12500 SH       SOLE                    12500
GENERAL ELECTRIC               COM              369604103      337    10026 SH       SOLE                    10026
GENTEX CORP                    COM              371901109     7079   201500 SH       SOLE                   201500
GIVEN IMAGING ORD SHS          COM              M52020100     1538    40000 SH       SOLE                    40000
HARMAN INTL INDS INC COM       COM              413086109     8852    82155 SH       SOLE                    82155
INTEL CORP                     COM              458140100   120171  5990601 SH       SOLE                  5990601
INTERSIL CORP                  COM              46069S109    88232  5538783 SH       SOLE                  5538783
INTUIT INC.                    COM              461202103     5469   120459 SH       SOLE                   120459
INVITROGEN CORP COM            COM              46185R100     1762    32044 SH       SOLE                    32044
JOHNSON & JOHNSON              COM              478160104     1143    20300 SH       SOLE                    20300
JPMORGAN CHASE & CO COM        COM              46625H100      263     6626 SH       SOLE                     6626
JUNIPER NETWORKS               COM              48203R104   326600 13839015 SH       SOLE                 13839015
LINEAR TECHNOLOGY CORP.        COM              535678106   280363  7736305 SH       SOLE                  7736305
LIONBRIDGE TECH INC            COM              536252109     3656   425600 SH       SOLE                   425600
MACROVISION CORP COM           COM              555904101     2288    95000 SH       SOLE                    95000
MARVELL TECH GROUP LTD ORD     COM              G5876H105     4928   188600 SH       SOLE                   188600

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
MAXIM INTEGRATED PRODUCTS      COM              57772K101   264314  6250025 SH       SOLE                  6250025
MBNA CORP.                     COM              55262L100   360638 14311050 SH       SOLE                 14311050
MBOP LIQUIDATING TR TR CTF     COM              552629206        0    10022 SH       SOLE                    10022
MEDICIS PHARMACEUTICAL CORP. C COM              584690309     1054    27000 SH       SOLE                    27000
MEDIMMUNE INC COM              COM              584699102     1322    55800 SH       SOLE                    55800
MEDTRONIC INC                  COM              585055106   389738  7509403 SH       SOLE                  7509403
MICROSOFT                      COM              594918104   294829 10662874 SH       SOLE                 10662874
MORGAN STANLEY                 COM              617446448   155654  3157321 SH       SOLE                  3157321
NAVTEQ CORP COM                COM              63936L100    16719   469085 SH       SOLE                   469085
NEOWARE SYS INC COM            COM              64065P102     2195   264400 SH       SOLE                   264400
NEXTEL COMMUNICATIONS CL A     COM              65332v103    14304   600000 SH       SOLE                   600000
PACKETEER INC COM              COM              695210104     4033   373100 SH       SOLE                   373100
PAYCHEX INC.                   COM              704326107    68232  2263100 SH       SOLE                  2263100
PFIZER INC                     COM              717081103   304043  9936082 SH       SOLE                  9936082
PHOTON DYNAMICS INC            COM              719364101     1991    98100 SH       SOLE                    98100
PMC-SIERRA, INC.               COM              69344F106   106824 12125347 SH       SOLE                 12125347
QUALCOMM INC.                  COM              747525103    76147  1950506 SH       SOLE                  1950506
RUDOLPH TECHNOLOGIES COM       COM              781270103     2344   140000 SH       SOLE                   140000

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
SKYWORKS SOLUTIONS INC         COM              83088M102     2872   303000 SH       SOLE                   303000
STATE STREET BOSTON CORP       COM              857477103      239     5600 SH       SOLE                     5600
SYMANTEC CORP                  COM              871503108    18494   336987 SH       SOLE                   336987
SYMBOL TECHNOLOGIES INC.       COM              871508107    26859  2124983 SH       SOLE                  2124983
TECHNE CORP COM                COM              878377100     1218    31900 SH       SOLE                    31900
TIFFANY AND CO.                COM              886547108     7378   240000 SH       SOLE                   240000
ULTIMATE SOFTWARE GRP COM      COM              90385D107     3683   299900 SH       SOLE                   299900
VERITAS SOFTWARE CO COM        COM              923436109   159646  8968876 SH       SOLE                  8968876
WATERS CORP                    COM              941848103     1713    38840 SH       SOLE                    38840
XILINX INC.                    COM              983919101   155247  5749887 SH       SOLE                  5749887
XM SATELLITE RADIO HLD CL A    COM              983759101     2063    66500 SH       SOLE                    66500
YAHOO INC                      COM              984332106    11224   331000 SH       SOLE                   331000
ZEBRA TECHNOLOGIES CORP        COM              989207105    13006   213176 SH       SOLE                   213176
TEVA PHARMACEUTCL INDS ADR                      881624209     3356   129310 SH       SOLE                   129310

                                     Page 5

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                              FORM 13F SUMMARY PAGE
                                 REPORT SUMMARY
                             QUARTER ENDED 09/30/04

Number of Other Included Managers:                                  0

Form 13F Information Table Entry Total:                            83

Form 13F Information Table Value Total:                     6,847,680 (thousand)

List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report if filed, other than the manager filing this report.

No. 0

Form 13F File Number: N/A

Name: N/A